Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 40.5	$ 61.6
Restricted cash		60.9	45.9
Accounts receivable, net of allowance for doubtful accounts of $53.9 in 2016; $39.3 in 2015		443.8	410.5
Prepaid expenses and other current assets		109.3	80.7
Total current assets		654.5	598.7
Property and equipment, net		1,391.8	1,310.1
Goodwill		1,927.2	1,890.1
Intangible assets, net		411.3	419.4
Deferred income tax assets		75.8	190.8
Other long-term assets		221.3	197.0
Total assets	[1]	4,681.9	4,606.1
Current liabilities:
Current portion of long-term debt		37.1	36.8
Accounts payable		68.3	61.6
Accrued payroll		147.3	126.2
Accrued interest payable		25.8	29.7
Other current liabilities		197.1	172.1
Total current liabilities		475.6	426.4
Long-term debt, net of current portion		2,979.3	3,134.7
Self-insured risks		110.4	101.6
Other long-term liabilities		49.6	43.0
Total liabilities		3,614.9	3,705.7
Commitments and contingencies
Redeemable noncontrolling interests		138.3	121.1
HealthSouth shareholders’ equity:
Common stock, $.01 par value; 200,000,000 shares authorized; issued: 109,381,283 in 2016; 108,275,900 in 2015		1.1	1.1
Capital in excess of par value		2,799.1	2,834.9
Accumulated deficit		(1,448.4)	(1,696.0)
Accumulated other comprehensive loss		(1.2)	(1.2)
Treasury stock, at cost (20,451,458 shares in 2016 and 18,145,822 shares in 2015)		(614.7)	(527.4)
Total HealthSouth shareholders’ equity		735.9	611.4
Noncontrolling interests		192.8	167.9
Total shareholders’ equity		928.7	779.3
Total liabilities and shareholders’ equity		$ 4,681.9	$ 4,606.1

[1]	Our consolidated assets as of December 31, 2016 include total assets of variable interest entities of $262.3 million, which cannot be used by us to settle the obligations of other entities. Our consolidated liabilities as of December 31, 2016 include total liabilities of the variable interest entities of $50.3 million. See Note 3, Variable Interest Entities.